owners' equity	12 Months Ended
Dec. 31, 2020
owners' equity
owners' equity

28   owners’ equity

(a)    TELUS Corporation Common Share capital - general

Our authorized share capital is as follows:

As at December 31	2020		2019
First Preferred Shares	1	billion	1	billion
Second Preferred Shares	1	billion	1	billion
Common Shares	4	billion	4	billion*

Only holders of Common Shares may vote at our general meetings, with each holder of Common Shares entitled to one vote per Common Share held at all such meetings so long as not less than 66‑2/3% of the issued and outstanding Common Shares are owned by Canadians. With respect to priority in the payment of dividends and in the distribution of assets in the event of our liquidation, dissolution or winding-up, whether voluntary or involuntary, or any other distribution of our assets among our shareholders for the purpose of winding up our affairs, preferences are as follows: First Preferred Shares; Second Preferred Shares; and finally Common Shares.

During the three-month period ended March 31, 2020, we issued approximately 58 million* Common Shares for gross proceeds of $1.5 billion.

As at December 31, 2020, approximately 20 million* Common Shares were reserved for issuance from Treasury under a dividend reinvestment and share purchase plan (see Note 13(b)); approximately 24 million* Common Shares were reserved for issuance from Treasury under a restricted share unit plan (see Note 14(b)); and approximately 90 million* Common Shares were reserved for issuance from Treasury under a share option plan (see Note 14(d)).

(b)   TELUS Corporation Common Share split

On February 13, 2020, we announced a subdivision of our Common Shares on a two-for-one basis to be effected March 17, 2020. All references, unless otherwise indicated, to the number of shares authorized, the number of shares outstanding, the number of shares reserved, per share amounts and share-based compensation information in the consolidated financial statements have been retrospectively restated to reflect the impact of the subdivision.

(c)   Purchase of TELUS Corporation Common Shares for cancellation pursuant to normal course issuer bid

As referred to in Note 3, we may purchase a portion of our Common Shares for cancellation pursuant to normal course issuer bids in order to maintain or adjust our capital structure. In December 2019, we received approval for a normal course issuer bid to purchase and cancel up to 16 million* of our Common Shares (up to a maximum amount of $250 million) from January 2, 2020, to January 1, 2021.

*	Amounts reflect retrospective application of March 17, 2020, share split (see Note 28(b)).

(d)   Subsidiary with significant non-controlling interest

Our TELUS International (Cda) Inc. subsidiary is incorporated under the Business Corporations Act (British Columbia) and has geographically dispersed operations with principal places of business in Asia, Central America, Europe and North America. During the three-month period ended March 31, 2020, non-controlling shareholders purchased TELUS International (Cda) Inc. common shares from Treasury for $209 million, which resulted in the non-controlling interests’ ownership interest increasing to 37.7% as at March 31, 2020, up from 35.9% as at December 31, 2019. Associated with the transactions, adjustments reflecting the approximately 1.8% increase in the non-controlling interest in the net book value of the subsidiary were credited to non-controlling interests in our Consolidated statement of changes in owners’ equity, and the net balance of proceeds were credited to contributed surplus.

On a continuing basis, we review our corporate organization and effect changes as appropriate so as to enhance the value of TELUS Corporation. This process can affect our subsidiaries, including TELUS International (Cda) Inc.; during the three-month period ended June 30, 2020, this process resulted in the non-controlling interests’ ownership interest decreasing to 36.2% as at June 30, 2020, with an adjustment reflecting the approximately 1.5% decrease in the non-controlling interest in the net book value of the subsidiary credited to non-controlling interests in our Consolidated statement of changes in owners’ equity, offset by an equal amount charged to contributed surplus.

During the three-month period ended December 31, 2020, a non-controlling shareholder purchased TELUS International (Cda) Inc. common shares from Treasury for $191 million, which resulted in the non-controlling interests’ ownership interest increasing to 37.4% as at December 31, 2020, up from 36.2% as at September 30, 2020. Associated with  the transactions, adjustments reflecting the approximately 1.2% increase in the non-controlling ownership interest in the net book value of the subsidiary were credited to non-controlling interests in our Consolidated statement of changes in owners’ equity, and the net balance of proceeds were credited to contributed surplus.

In February 2021, TELUS International (Cda) Inc. made an initial public offering of subordinate voting shares; both TELUS Corporation and a TELUS International (Cda) Inc. non-controlling shareholder individually also offered subordinate voting shares in conjunction with the initial public offering. Net proceeds, excluding tax, to TELUS Corporation for the sale of its offered shareholdings were approximately $0.2 billion (US$154 million), and net proceeds from shares offered by TELUS International (Cda) Inc. were approximately $0.6 billion (US$0.5 billion). Due to the voting rights associated with the remaining multiple voting shares held by TELUS Corporation, it retained a 67.0% voting and controlling interest and a 55.2% economic interest in TELUS International (Cda) Inc. subsequent to the public purchase of subordinate voting shares. Associated with the public purchase of subordinate voting shares, an adjustment, in fiscal 2021, equal to approximately one-half of our net proceeds reflecting the approximately 7.4% increase in the non-controlling ownership interest in the net book value of the subsidiary, was credited to non-controlling interests in our Consolidated statement of changes in owners’ equity, and the net balance of our proceeds was credited to contributed surplus.

Summarized financial information

As at, or for the years ended, December 31 (millions) [1]	2020	2019
Statement of financial position
Current assets	$746	$476
Non-current assets	$4,072	$1,057
Current liabilities	$689	$570
Non-current liabilities	$2,713	$647
Statement of income and other comprehensive income
Revenue and other income [2]	$2,222	$1,372
Goods and services purchased	$404	$253
Employee benefits expense	$1,312	$829
Depreciation	$134	$97
Amortization of intangible assets	$110	$19
Net income	$141	$85
Comprehensive income	$189	$106
1	As required by IFRS-IASB, this summarized financial information excludes inter-company eliminations.
2	For the year ended December 31, 2020, includes revenues from the wireless segment and the wireline segment of $176 (2019 – $165) and $240 (2019 – $190), respectively.